COMMITMENTS, CONTINGENCIES AND CREDIT RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable Rate Commitments	$ 43,735,051	$ 34,570,790
Fixed Rate Commitments	36,533,191	24,254,679
Total Commitments	$ 80,268,242	$ 58,825,469
Commitments to extend credit | Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Rates on Fixed Rate Commitments (as a percent)	3.00%	3.00%
Commitments to extend credit | Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Rates on Fixed Rate Commitments (as a percent)	18.00%	18.00%
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable Rate Commitments	$ 1,726,114	$ 1,361,322
Fixed Rate Commitments	49,000	300,765
Total Commitments	$ 1,775,114	$ 1,662,087
Standby letters of credit | Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Rates on Fixed Rate Commitments (as a percent)	4.00%	3.50%
Standby letters of credit | Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Rates on Fixed Rate Commitments (as a percent)	6.00%	6.00%